Biological assets, net (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Biological assets, net
Biological assets	$ 9,646,258	$ 9,974,920
Accumulated amortization	(725,829)	(641,704)
Total	$ 8,920,429	$ 9,333,216